Consolidated Statement of Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019		Dec. 31, 2018	[3]
Statement of comprehensive income [abstract]
Profit/(loss) for the period	$ 473,238	$ 112,230	[1],[2]	$ (110,070)	[2]
Items that will never be reclassified to profit or loss:
Remeasurements of the defined benefit liability (asset) (Note 17)	(97)	(1,223)	[3]	120
Items that are or may be reclassified to profit or loss:
Foreign currency translation differences (Note 6)	636	(112)	[3]	(157)
Cash flow hedges - effective portion of changes in fair value (Note 14)	(2,873)	(1,885)	[3]	(2,698)
Equity-accounted investees - share of other comprehensive income (Note 26)	(2)	(720)	[3]	(459)
Other comprehensive income (expense), net of tax	(2,336)	(3,940)	[3]	(3,194)
Total comprehensive income (expense) for the period	470,902	108,290	[3]	(113,264)
Attributable to:
Owners of the company	$ 470,902	$ 108,290	[3]	$ (113,264)

[1]	The Group initially applied IFRS 16 at January 1, 2019, using the modified retrospective approach. Under this approach, comparative information is not restated.
[2]	The Group initially applied IFRS 16 at January 1, 2019, using the modified retrospective approach. Under this approach, comparative information is not restated. Due to the increased significance of inventory (see accounting policies), the Group has re-presented the comparative information related to bunker inventory to align with the current year presentation.
[3]	The Group initially applied IFRS 16 at January 1, 2019, using the modified retrospective approach. Under this approach, comparative information is not restated.